FORUM FUNDS

                                   SHAKER FUND

                          SUPPLEMENT DATED JUNE 4, 2002
                      TO PROSPECTUS DATED NOVEMBER 5, 2001

Effective June 4, 2002, the Board of Trustees of Forum Funds (the "Trust") approved a change in the name of Shaker Fund's (the "Fund") Institutional Shares to Intermediary Shares. In addition, effective June 4, 2002, the Board approved the termination of the Trust's Shareholder Service Plan with respect to the Fund's Intermediary Shares as well as certain changes to the minimum investment requirements for Intermediary Shares.

Consistent with the above changes, the following amendments to the Fund's Prospectus are effective as of June 4, 2002.

All references to Institutional Shares in the Prospectus are references to Intermediary Shares.

The introductory paragraph for the section entitled "Risk/Return Summary" on page 2 of the Prospectus is amended by deleting the paragraph in its entirety and replacing it with the following paragraph:

This Prospectus offers four classes of Shaker Fund. Intermediary Shares are designed for retail investors purchasing Fund shares through fee based financial advisers. A Shares, B Shares and C Shares are designed for retail investors purchasing Fund shares on their own behalf or through financial institutions.

The section entitled "Fee Tables" on page 4 of the Prospectus is amended by deleting the table entitled "Annual Fund Operating Expenses" and related footnotes in their entirety and replacing it with the following table and footnotes:

ANNUAL FUND OPERATING EXPENSES                       INTERMEDIARY     A SHARES     B SHARES    C SHARES
(expenses that are deducted from Fund assets)(1)        SHARES
Management Fees                                         1.10%          1.10%        1.10%       1.10%
Distribution (12b-1) Fees                                None          0.25%        0.75%       0.75%
Other Expenses                                          0.55%          0.80%        0.84%       0.70%
TOTAL ANNUAL FUND OPERATING EXPENSES                    1.65%          2.15%        2.69%       2.55%
Fee Waiver and Expense Reimbursement (2)                0.00%          0.00%        0.44%       0.35%
NET EXPENSES                                            1.65%          2.15%        2.25%       2.20%

(1) Based on estimated amounts for the Fund's fiscal year ending March 31, 2003.
(2) The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through July 31, 2003 to maintain the Net Expenses of each of Intermediary Shares, A Shares, B Shares and C Shares at or below 1.65%, 2.15%, 2.25% and 2.20%, respectively, of that class' average daily net assets.

The section entitled "Fee Tables-Example" on page 5 of the Prospectus is amended by deleting that section in its entirety and replacing it with the following:

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes (paying the maximum sales charge with respect to A Shares) and then redeem all of your shares at the end of the period (paying the relevant contingent deferred sales charge for B Shares and C Shares). The example also assumes that your investment has a 5% annual return, that the Fund's total annual operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                       INTERMEDIARY
                                          SHARES           A SHARES         B SHARES        C SHARES
1 YEAR                                      $168              $781             $728            $323
3 YEARS                                     $520            $1,209           $1,094            $761
5 YEARS                                     $897            $1,663           $1,586          $1,326
10 YEARS                                   $1955            $2,915           $2,990          $2,864

You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

                                       INTERMEDIARY
                                          SHARES           A SHARES         B SHARES        C SHARES
1 YEAR                                      $168              $781             $228            $223
3 YEARS                                     $520            $1,209             $794            $761
5 YEARS                                     $897            $1,663           $1,386          $1,326
10 YEARS                                   $1955            $2,915           $2,990          $2,864

The section entitled "Your Account-Buying Shares-Minimum Investments" on page 12 of the Prospectus is amended by deleting the table and replacing it with the following table:

                                                            MINIMUM INITIAL          MINIMUM ADDITIONAL
ALL SHARE CLASSES                                             INVESTMENT                 INVESTMENT
     Standard Accounts                                            $3,000                     $250
     Traditional and Roth IRA Accounts                            $2,000                     $250
     Accounts with Systematic Investment Plans                    $2,000                     $250

The section entitled "Your Account-Selling Shares-Small Accounts" on page 17 of the Prospectus is amended by deleting that section in its entirety and replacing it with the following section:

SMALL ACCOUNTS If the value of your account falls below $2,500 ($1,000 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $2,500 ($1,000 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

The section entitled Your Account-Choosing a Share Class" on page 18 is amended by deleting that portion of the table relating to Institutional Shares and replacing it with the following information relating to Intermediary Shares:

INTERMEDIARY SHARES
o    Designed  for  retail  investors   investing  via  financial  planners  and
     consultants
o    No initial or deferred sales charges
o    Lower expense ratio than A Shares, B Shares and C Shares

The section entitled "Your Account-Choosing a Share Class-Rule 12b-1 and Shareholder Service Fees" on page 21 of the Prospectus is amended by deleting that section in its entirety and replacing it with the following section:

RULE 12B-1 AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of A Shares and 0.75% of the average daily net assets of each of B Shares and C Shares for distribution services and the servicing of shareholder accounts. The Trust has also adopted a Shareholder Service Plan under which the Fund pays the administrator 0.25% of the average daily net assets of each of A Shares, B Shares and C Shares for the servicing of shareholder accounts. Because A Shares, B Shares and C Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan and the administrator may pay any fee received under the Shareholder Service Plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to A Shares, B Shares and C Shares.

The section entitled "Your Account-Exchange Privileges" on page 22 of the Prospectus is amended by deleting the first paragraph of that section and replacing it with the following paragraph:

You may exchange your Fund shares for Investor Shares of any money market fund of the Trust. You will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences. For a list of funds available for exchange, you may call the Transfer Agent.